Offerings - Offering: 1	Jul. 25, 2025 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	3,406,293
Proposed Maximum Offering Price per Unit | $ / shares	153.84
Maximum Aggregate Offering Price	$ 524,024,115.12
Fee Rate	0.01531%
Amount of Registration Fee	$ 80,228.09
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock that may become issuable under the Amended and Restated 2019 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without receipt of consideration by WEX Inc. (the “Registrant”) which results in an increase in the number of outstanding shares of the Common Stock.
(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based on the average of the high and low prices per share of the Common Stock as reported on the New York Stock Exchange on July 18, 2025.